Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Summary of Customers with Greater than 10% of Accounts Receivables And Amounts Due From Related Parties
The following table summarized customers with greater than 10% of the accounts receivables, including accounts receivable from related parties:

	As of
	December 31, 2019	December 31, 2020
Customer A — advertising platform	16%	13%
Customer B — advertising platform	11%	*
Customer C — advertising and marketing customer (related party – Note 22)	28%	23%

*	Less than 10%